Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of

Farm Bureau Life Annuity Account

Farm Bureau Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Farm Bureau Life Annuity Account (the Accounts) as of December 31, 2025, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2025, and the results of their operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Forvis Mazars LLP

We have served as the Accounts’ auditor since 2024.

West Des Moines, Iowa

April 30, 2026

Appendix

Subaccounts comprising Farm Bureau Life Annuity Account

Subaccounts
Product A & B	Product C
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	CVT EAFE International Index Portfolio - Class F
BNY Mellon VIF Appreciation Portfolio - Initial Shares	CVT NASDAQ-100 Index Portfolio
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	CVT Russell 2000® Small Cap Index Portfolio - Class F
BNY Mellon VIF Small Cap Portfolio - Initial Shares	CVT S&P MidCap 400 Index Portfolio - Class F
CVT NASDAQ-100 Index Portfolio	Columbia VP Overseas Core Fund - Class 1
CVT Russell 2000® Small Cap Index Portfolio	Columbia VP Select Mid Cap Value Fund - Class 1
CVT S&P MidCap 400 Index Portfolio	Columbia VP Small Cap Value Fund - Class 2
Federated Hermes Government Money Fund II - Service Shares	Columbia VP Small Company Growth Fund - Class 2
Federated Hermes Managed Volatility Fund II - Primary Shares	DWS Global Small Cap VIP - Class A
Federated Hermes Quality Bond Fund II - Primary Shares	DWS International Opportunities VIP - Class A
Fidelity® VIP Contrafund® Portfolio - Initial Class	Federated Hermes Government Money Fund II - Service Shares
Fidelity® VIP Growth & Income Portfolio - Initial Class	Federated Hermes Managed Volatility Fund II - Primary Shares
Fidelity® VIP Growth Portfolio - Initial Class	Federated Hermes Quality Bond Fund II - Primary Shares
Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2
Franklin Global Real Estate VIP Fund - Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Franklin Mutual Shares VIP Fund - Class 2	Fidelity® VIP Real Estate Portfolio - Service Class 2
Franklin Small Cap Value VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
LVIP American Century Capital Appreciation Fund – Standard II	LVIP JPMorgan Small Cap Core Fund - Service
LVIP American Century Inflation Protection Fund - Standard II	T. Rowe Price All-Cap Opportunities Portfolio
LVIP American Century Mid Cap Value Fund - Standard II	T. Rowe Price Equity Income Portfolio
LVIP American Century Ultra Fund - Standard II	T. Rowe Price Moderate Allocation Portfolio
LVIP American Century Value Fund - Standard II	T. Rowe Price International Stock Portfolio
LVIP JPMorgan Mid Cap Value Fund - Standard
LVIP JPMorgan Small Cap Core Fund - Standard
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities

December 31, 2025

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding

Product A & B
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$568,245	$568,245	$-	$568,245	$436,848	9,948.26	10,992.23	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,254,642	5,240,478	14,164	5,254,642	5,446,005	156,063.01	93,993.20	254.05
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,772,005	1,772,005	-	1,772,005	1,389,213	44,545.13	27,236.07	-
BNY Mellon VIF Small Cap Portfolio - Initial Shares	1,977,499	1,977,499	-	1,977,499	1,737,870	41,197.89	60,818.43	-
CVT NASDAQ-100 Index Portfolio	18,628,269	18,628,269	-	18,628,269	10,158,615	94,091.67	107,399.04	-
CVT Russell 2000® Small Cap Index Portfolio	5,274,395	5,265,007	9,388	5,274,395	4,617,041	58,203.44	92,914.14	165.68
CVT S&P MidCap 400 Index Portfolio	5,500,423	5,490,202	10,221	5,500,423	4,865,093	43,164.27	74,862.17	139.38
Federated Hermes Government Money Fund II - Service Shares	1,473,868	1,473,868	-	1,473,868	1,473,868	1,473,867.58	148,544.42	-
Federated Hermes Managed Volatility Fund II - Primary Shares	26,708,717	26,700,161	8,556	26,708,717	24,888,963	2,568,145.87	1,239,705.83	397.24
Federated Hermes Quality Bond Fund II - Primary Shares	13,531,656	13,531,656	-	13,531,656	13,674,751	1,278,984.46	1,065,935.35	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	37,121,413	37,103,284	18,129	37,121,413	28,399,604	619,826.56	396,685.56	193.82
Fidelity® VIP Growth & Income Portfolio - Initial Class	5,456,145	5,456,145	-	5,456,145	4,061,444	163,602.55	103,857.80	-
Fidelity® VIP Growth Portfolio - Initial Class	18,111,144	18,111,144	-	18,111,144	16,682,807	185,337.13	251,515.37	-
Fidelity® VIP High Income Portfolio - Service Class 2	5,297,611	5,297,611	-	5,297,611	5,593,981	1,149,156.46	167,653.56	-
Fidelity® VIP Index 500 Portfolio - Initial Class	20,791,150	20,744,006	47,144	20,791,150	10,159,526	31,495.54	354,683.43	806.08
Fidelity® VIP Mid Cap Portfolio - Service Class 2	11,464,082	11,464,082	-	11,464,082	11,124,701	325,961.95	146,503.04	-
Fidelity® VIP Overseas Portfolio - Initial Class	3,091,847	3,091,847	-	3,091,847	2,695,830	112,349.10	111,286.78	-
Franklin Global Real Estate VIP Fund - Class 2	2,244,716	2,244,716	-	2,244,716	2,365,474	171,877.16	105,847.61	-
Franklin Mutual Shares VIP Fund - Class 2	4,209,807	4,209,807	-	4,209,807	4,003,286	261,478.68	119,560.22	-
Franklin Small Cap Value VIP Fund - Class 2	4,827,180	4,827,180	-	4,827,180	4,407,907	348,030.25	75,325.51	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,456,247	3,456,247	-	3,456,247	3,485,370	241,526.70	70,610.40	-
Franklin U.S. Government Securities VIP Fund - Class 2	4,009,513	4,009,513	-	4,009,513	4,427,508	381,858.40	289,765.86	-
Templeton Growth VIP Fund - Class 2	1,615,247	1,615,247	-	1,615,247	1,213,477	114,151.73	55,230.69	-
LVIP American Century Capital Appreciation Fund – Standard II	2,383,046	2,383,046	-	2,383,046	2,226,562	157,193.02	41,273.59	-
LVIP American Century Inflation Protection Fund – Standard II	226,343	226,343	-	226,343	250,634	25,073.96	15,032.17	-
LVIP American Century Mid Cap Value Fund – Standard II	1,221,527	1,221,527	-	1,221,527	1,245,881	63,131.27	28,382.68	-
LVIP American Century Ultra Fund – Standard II	3,007,418	3,007,418	-	3,007,418	2,202,122	95,485.72	35,330.00	-
LVIP American Century Value Fund – Standard II	3,601,686	3,601,686	-	3,601,686	3,077,673	278,789.85	96,077.61	-
LVIP JPMorgan Mid Cap Value Fund - Standard	6,142,322	6,142,322	-	6,142,322	6,686,160	681,571.51	84,098.49	-
LVIP JPMorgan Small Cap Core Fund - Standard	2,146,917	2,146,917	-	2,146,917	1,960,281	97,827.26	39,373.78	-
T. Rowe Price All-Cap Opportunities Portfolio	8,533,102	8,533,102	-	8,533,102	7,828,081	215,156.39	105,393.63	-
T. Rowe Price Equity Income Portfolio	10,693,933	10,693,933	-	10,693,933	10,013,334	369,904.29	225,260.69	-
T. Rowe Price Mid-Cap Growth Portfolio	9,341,293	9,341,293	-	9,341,293	10,114,533	356,537.89	105,087.95	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2025

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding

T. Rowe Price Moderate Allocation Portfolio	$7,987,372	$7,987,372	$-	$7,987,372	$7,350,847	356,102.21	197,587.57	-
T. Rowe Price International Stock Portfolio	6,007,598	6,007,598	-	6,007,598	5,589,990	377,836.34	264,714.45	-

Product C
CVT EAFE International Index Portfolio - Class F	$136,021	$136,021	$-	$136,021	$94,568	1,124.61	8,046.19	-
CVT NASDAQ-100 Index Portfolio	780,527	780,527	-	780,527	600,279	3,942.46	6,180.79	-
CVT Russell 2000® Small Cap Index Portfolio - Class F	168,281	168,281	-	168,281	158,274	1,888.46	4,780.51	-
CVT S&P MidCap 400 Index Portfolio - Class F	1,709,065	1,709,065	-	1,709,065	1,467,305	13,505.06	43,084.08	-
Columbia VP Overseas Core Fund - Class 1	25,634	25,634	-	25,634	17,222	1,432.87	1,382.38	-
Columbia VP Select Mid Cap Value Fund - Class 1	69,806	69,806	-	69,806	44,379	1,474.56	1,952.04	-
Columbia VP Small Cap Value Fund - Class 2	1,208,474	1,208,474	-	1,208,474	1,136,611	97,144.18	29,904.91	-
Columbia VP Small Company Growth Fund - Class 2	164,477	164,477	-	164,477	160,423	12,760.08	3,357.94	-
DWS Global Small Cap VIP - Class A	25,194	25,194	-	25,194	22,427	2,177.50	1,088.72	-
DWS International Opportunities VIP - Class A	97,795	97,795	-	97,795	73,387	5,088.19	5,083.48	-
Federated Hermes Government Money Fund II - Service Shares	176,792	176,792	-	176,792	176,792	176,791.54	17,190.93	-
Federated Hermes Managed Volatility Fund II - Primary Shares	895,800	895,800	-	895,800	831,461	86,134.60	40,132.83	-
Federated Hermes Quality Bond Fund II - Primary Shares	2,385,666	2,385,666	-	2,385,666	2,408,525	225,488.30	181,325.14	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,074,222	4,074,222	-	4,074,222	3,321,772	71,653.58	68,953.65	-
Fidelity® VIP Growth Portfolio - Service Class 2	2,467,440	2,467,440	-	2,467,440	2,438,357	26,565.90	35,143.32	-
Fidelity® VIP High Income Portfolio - Service Class 2	1,081,700	1,081,700	-	1,081,700	1,123,396	234,642.06	51,634.44	-
Fidelity® VIP Index 500 Portfolio - Service Class 2	758,045	758,045	-	758,045	544,568	1,165.85	12,730.06	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,343,549	1,343,549	-	1,343,549	1,303,991	38,201.57	36,712.61	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	762,439	762,439	-	762,439	731,669	43,768.04	36,548.88	-
Franklin Mutual Shares VIP Fund - Class 2	2,630,669	2,630,669	-	2,630,669	2,441,918	163,395.56	99,878.52	-
Franklin Small Cap Value VIP Fund - Class 2	231,033	231,033	-	231,033	208,660	16,657.01	7,023.88	-
Franklin U.S. Government Securities VIP Fund - Class 2	1,964,223	1,964,223	-	1,964,223	2,111,126	187,068.86	164,739.53	-
Templeton Global Bond VIP Fund - Class 2	846,551	846,551	-	846,551	847,806	64,278.76	63,717.94	-
LVIP JPMorgan Small Cap Core Fund - Service	46,749	46,749	-	46,749	44,488	2,163.32	1,269.01	-
T. Rowe Price All-Cap Opportunities Portfolio	208,964	208,964	-	208,964	198,940	5,268.88	2,407.39	-
T. Rowe Price Equity Income Portfolio	1,423,900	1,423,900	-	1,423,900	1,322,672	49,252.85	41,346.84	-
T. Rowe Price Moderate Allocation Portfolio	139,138	139,138	-	139,138	131,472	6,203.19	4,841.06	-
T. Rowe Price International Stock Portfolio	2,660,576	2,660,576	-	2,660,576	2,506,685	167,331.84	138,749.03	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account

Statements of Operations

Year Ended December 31, 2025

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
Product A & B
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$375	$(7,121)	$(6,746)	$29,348	$53,867	$83,215	$(11,353)	$65,116
BNY Mellon VIF Appreciation Portfolio - Initial Shares	18,956	(64,460)	(45,504)	(93,738)	788,635	694,897	(218,815)	430,578
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	7,520	(20,590)	(13,070)	28,676	136,446	165,122	73,268	225,320
BNY Mellon VIF Small Cap Portfolio - Initial Shares	12,989	(24,331)	(11,342)	(15,405)	-	(15,405)	210,797	184,050
CVT NASDAQ-100 Index Portfolio	47,352	(213,086)	(165,734)	1,123,324	277,878	1,401,202	1,848,347	3,083,815
CVT Russell 2000® Small Cap Index Portfolio	78,491	(61,113)	17,378	(11,193)	255,368	244,175	258,104	519,657
CVT S&P MidCap 400 Index Portfolio	59,257	(68,172)	(8,915)	116,694	356,744	473,438	(154,289)	310,234
Federated Hermes Government Money Fund II - Service Shares	57,310	(19,384)	37,926	-	-	-	-	37,926
Federated Hermes Managed Volatility Fund II - Primary Shares	775,508	(330,461)	445,047	(381,595)	473,109	91,514	933,211	1,469,772
Federated Hermes Quality Bond Fund II - Primary Shares	474,679	(173,969)	300,710	(180,730)	-	(180,730)	666,758	786,738
Fidelity® VIP Contrafund® Portfolio - Initial Class	48,675	(435,714)	(387,039)	2,281,273	5,632,517	7,913,790	(1,044,775)	6,481,976
Fidelity® VIP Growth & Income Portfolio - Initial Class	78,538	(63,895)	14,643	253,137	471,983	725,120	213,822	953,585
Fidelity® VIP Growth Portfolio - Initial Class	49,987	(216,137)	(166,150)	801,893	2,225,193	3,027,086	(654,838)	2,206,098
Fidelity® VIP High Income Portfolio - Service Class 2	344,989	(66,288)	278,701	(115,096)	-	(115,096)	292,711	456,316
Fidelity® VIP Index 500 Portfolio - Initial Class	223,929	(243,183)	(19,254)	1,375,017	100,156	1,475,173	1,554,556	3,010,475
Fidelity® VIP Mid Cap Portfolio - Service Class 2	27,064	(136,174)	(109,110)	(31,853)	1,321,291	1,289,438	(120,815)	1,059,513
Fidelity® VIP Overseas Portfolio - Initial Class	48,316	(38,110)	10,206	133,358	269,307	402,665	108,354	521,225
Franklin Global Real Estate VIP Fund - Class 2	32,612	(28,711)	3,901	(90,677)	-	(90,677)	234,759	147,983
Franklin Mutual Shares VIP Fund - Class 2	84,155	(52,425)	31,730	(111,503)	414,634	303,131	66,509	401,370
Franklin Small Cap Value VIP Fund - Class 2	51,074	(58,211)	(7,137)	(153,231)	398,328	245,097	45,802	283,762
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(45,601)	(45,601)	(92,769)	207,719	114,950	(33,727)	35,622
Franklin U.S. Government Securities VIP Fund - Class 2	136,878	(51,616)	85,262	(90,128)	-	(90,128)	222,727	217,861
Templeton Growth VIP Fund - Class 2	13,877	(19,944)	(6,067)	(29,583)	119,135	89,552	241,220	324,705
LVIP American Century Capital Appreciation Fund – Standard II	-	(32,080)	(32,080)	102,679	392,613	495,292	(309,824)	153,388
LVIP American Century Inflation Protection Fund – Standard II	17,734	(2,925)	14,809	(3,056)	-	(3,056)	626	12,379
LVIP American Century Mid Cap Value Fund – Standard II	22,854	(15,607)	7,247	7,419	99,986	107,405	(17,945)	96,707
LVIP American Century Ultra Fund – Standard II	-	(35,176)	(35,176)	144,139	248,088	392,227	(41,464)	315,587
LVIP American Century Value Fund – Standard II	55,886	(43,389)	12,497	87,448	266,145	353,593	115,023	481,113
LVIP JPMorgan Mid Cap Value Fund - Standard	68,268	(78,159)	(9,891)	(148,289)	666,041	517,752	(307,097)	200,764
LVIP JPMorgan Small Cap Core Fund - Standard	12,913	(25,058)	(12,145)	(19,265)	165,663	146,398	41,951	176,204

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2025

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
T. Rowe Price All-Cap Opportunities Portfolio	$-	$(101,121)	$(101,121)	$311,505	$939,692	$1,251,197	$(14,976)	$1,135,100
T. Rowe Price Equity Income Portfolio	169,266	(128,510)	40,756	23,885	1,016,615	1,040,500	188,032	1,269,288
T. Rowe Price Mid-Cap Growth Portfolio	-	(116,561)	(116,561)	10,626	1,181,602	1,192,228	(860,042)	215,625
T. Rowe Price Moderate Allocation Portfolio	178,240	(98,479)	79,761	165,145	344,358	509,503	386,337	975,601
T. Rowe Price International Stock Portfolio	112,713	(73,924)	38,789	129,667	495,045	624,712	260,617	924,118
Product C
CVT EAFE International Index Portfolio - Class F	$4,096	$(1,504)	$2,592	$14,216	$-	$14,216	$22,455	$39,263
CVT NASDAQ-100 Index Portfolio	2,098	(10,298)	(8,200)	228,789	12,310	241,099	(42,435)	190,464
CVT Russell 2000® Small Cap Index Portfolio - Class F	2,326	(1,306)	1,020	9,344	7,567	16,911	364	18,295
CVT S&P MidCap 400 Index Portfolio - Class F	18,699	(17,086)	1,613	62,450	112,571	175,021	(70,123)	106,511
Columbia VP Overseas Core Fund - Class 1	471	(239)	232	804	-	804	6,392	7,428
Columbia VP Select Mid Cap Value Fund - Class 1	-	(878)	(878)	22,674	-	22,674	(11,232)	10,564
Columbia VP Small Cap Value Fund - Class 2	11,474	(11,367)	107	(13,365)	197,569	184,204	(27,702)	156,609
Columbia VP Small Company Growth Fund - Class 2	-	(1,786)	(1,786)	(16,039)	28,018	11,979	26,235	36,428
DWS Global Small Cap VIP - Class A	308	(237)	71	(737)	1,518	781	3,072	3,924
DWS International Opportunities VIP - Class A	1,085	(1,122)	(37)	9,120	-	9,120	9,705	18,788
Federated Hermes Government Money Fund II - Service Shares	7,974	(2,149)	5,825	-	-	-	-	5,825
Federated Hermes Managed Volatility Fund II - Primary Shares	25,067	(8,705)	16,362	2,361	15,293	17,654	18,686	52,702
Federated Hermes Quality Bond Fund II - Primary Shares	81,889	(24,336)	57,553	(10,840)	-	(10,840)	96,941	143,654
Fidelity® VIP Contrafund® Portfolio - Service Class 2	-	(38,554)	(38,554)	320,611	645,348	965,959	(200,246)	727,159
Fidelity® VIP Growth Portfolio - Service Class 2	1,186	(24,598)	(23,412)	150,337	321,471	471,808	(116,905)	331,491
Fidelity® VIP High Income Portfolio - Service Class 2	71,044	(10,836)	60,208	(17,153)	-	(17,153)	52,137	95,192
Fidelity® VIP Index 500 Portfolio - Service Class 2	6,557	(6,848)	(291)	33,001	3,658	36,659	71,596	107,964
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,163	(13,189)	(10,026)	42,429	155,803	198,232	(52,644)	135,562
Fidelity® VIP Real Estate Portfolio - Service Class 2	14,755	(7,962)	6,793	(6,686)	345	(6,341)	15,380	15,832
Franklin Mutual Shares VIP Fund - Class 2	53,653	(25,988)	27,665	15,538	264,350	279,888	(45,839)	261,714
Franklin Small Cap Value VIP Fund - Class 2	2,692	(2,444)	248	11,027	20,998	32,025	(17,484)	14,789
Franklin U.S. Government Securities VIP Fund - Class 2	64,799	(19,865)	44,934	(46,384)	-	(46,384)	112,046	110,596
Templeton Global Bond VIP Fund - Class 2	-	(8,552)	(8,552)	(40,825)	-	(40,825)	165,409	116,032
LVIP JPMorgan Small Cap Core Fund - Service	190	(520)	(330)	3,500	4,537	8,037	(2,333)	5,374
T. Rowe Price All-Cap Opportunities Portfolio	-	(2,330)	(2,330)	8,663	22,913	31,576	5,281	34,527

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2025

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
T. Rowe Price Equity Income Portfolio	$22,775	$(13,723)	$9,052	$5,286	$135,335	$140,621	$24,669	$174,342
T. Rowe Price Moderate Allocation Portfolio	3,009	(1,317)	1,692	816	5,937	6,753	8,427	16,872
T. Rowe Price International Stock Portfolio	49,736	(26,670)	23,066	92,096	218,446	310,542	92,853	426,461

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2025

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2024	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2025
Product A & B
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$697,619	$(6,746)	$83,215	$(11,353)	$65,116	$7,855	$(118,500)	$(494)	$(83,351)	$(194,490)	$(129,374)	$568,245
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,344,052	(45,504)	694,897	(218,815)	430,578	55,209	(430,878)	(4,700)	(139,619)	(519,988)	(89,410)	5,254,642
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,678,651	(13,070)	165,122	73,268	225,320	11,539	(128,219)	(1,162)	(14,124)	(131,966)	93,354	1,772,005
BNY Mellon VIF Small Cap Portfolio - Initial Shares	1,966,781	(11,342)	(15,405)	210,797	184,050	22,507	(159,078)	(1,357)	(35,404)	(173,332)	10,718	1,977,499
CVT NASDAQ-100 Index Portfolio	15,902,662	(165,734)	1,401,202	1,848,347	3,083,815	52,848	(1,043,500)	(6,747)	639,191	(358,208)	2,725,607	18,628,269
CVT Russell 2000® Small Cap Index Portfolio	4,757,116	17,378	244,175	258,104	519,657	43,265	(339,526)	(2,556)	296,439	(2,378)	517,279	5,274,395
CVT S&P MidCap 400 Index Portfolio	5,764,459	(8,915)	473,438	(154,289)	310,234	36,358	(634,619)	(3,517)	27,508	(574,270)	(264,036)	5,500,423
Federated Hermes Government Money Fund II - Service Shares	1,836,264	37,926	-	-	37,926	55,930	(105,954)	(1,645)	(348,653)	(400,322)	(362,396)	1,473,868
Federated Hermes Managed Volatility Fund II - Primary Shares	27,859,129	445,047	91,514	933,211	1,469,772	278,499	(2,451,984)	(23,764)	(422,935)	(2,620,184)	(1,150,412)	26,708,717
Federated Hermes Quality Bond Fund II - Primary Shares	14,429,999	300,710	(180,730)	666,758	786,738	111,487	(1,568,721)	(12,451)	(215,396)	(1,685,081)	(898,343)	13,531,656
Fidelity® VIP Contrafund® Portfolio - Initial Class	34,976,483	(387,039)	7,913,790	(1,044,775)	6,481,976	263,260	(3,507,079)	(22,144)	(1,071,083)	(4,337,046)	2,144,930	37,121,413
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,486,551	14,643	725,120	213,822	953,585	23,256	(387,763)	(2,916)	383,432	16,009	969,594	5,456,145
Fidelity® VIP Growth Portfolio - Initial Class	17,596,190	(166,150)	3,027,086	(654,838)	2,206,098	103,611	(1,623,679)	(9,025)	(162,051)	(1,691,144)	514,954	18,111,144
Fidelity® VIP High Income Portfolio - Service Class 2	5,494,358	278,701	(115,096)	292,711	456,316	34,383	(667,727)	(4,588)	(15,131)	(653,063)	(196,747)	5,297,611
Fidelity® VIP Index 500 Portfolio - Initial Class	18,888,911	(19,254)	1,475,173	1,554,556	3,010,475	87,324	(1,296,563)	(8,825)	109,828	(1,108,236)	1,902,239	20,791,150

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2025

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2024	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2025
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$11,332,146	$(109,110)	$1,289,438	$(120,815)	$1,059,513	$150,883	$(1,040,208)	$(7,645)	$(30,607)	$(927,577)	$131,936	$11,464,082
Fidelity® VIP Overseas Portfolio - Initial Class	2,893,255	10,206	402,665	108,354	521,225	26,380	(253,538)	(1,918)	(93,557)	(322,633)	198,592	3,091,847
Franklin Global Real Estate VIP Fund - Class 2	2,340,362	3,901	(90,677)	234,759	147,983	44,559	(230,316)	(2,438)	(55,434)	(243,629)	(95,646)	2,244,716
Franklin Mutual Shares VIP Fund - Class 2	4,425,279	31,730	303,131	66,509	401,370	40,625	(470,245)	(3,662)	(183,560)	(616,842)	(215,472)	4,209,807
Franklin Small Cap Value VIP Fund - Class 2	4,915,218	(7,137)	245,097	45,802	283,762	109,616	(371,900)	(5,395)	(104,121)	(371,800)	(88,038)	4,827,180
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,877,498	(45,601)	114,950	(33,727)	35,622	19,271	(361,091)	(3,356)	(111,697)	(456,873)	(421,251)	3,456,247
Franklin U.S. Government Securities VIP Fund - Class 2	4,339,757	85,262	(90,128)	222,727	217,861	40,016	(524,877)	(4,236)	(59,008)	(548,105)	(330,244)	4,009,513
Templeton Growth VIP Fund - Class 2	1,572,453	(6,067)	89,552	241,220	324,705	15,115	(237,539)	(1,442)	(58,045)	(281,911)	42,794	1,615,247
LVIP American Century Capital Appreciation Fund – Standard II	2,666,009	(32,080)	495,292	(309,824)	153,388	24,201	(434,370)	(1,991)	(24,191)	(436,351)	(282,963)	2,383,046
LVIP American Century Inflation Protection Fund – Standard II	239,305	14,809	(3,056)	626	12,379	14,491	(40,607)	(242)	1,017	(25,341)	(12,962)	226,343
LVIP American Century Mid Cap Value Fund – Standard II	1,245,399	7,247	107,405	(17,945)	96,707	1,750	(91,837)	(294)	(30,198)	(120,579)	(23,872)	1,221,527
LVIP American Century Ultra Fund – Standard II	2,809,106	(35,176)	392,227	(41,464)	315,587	17,762	(252,855)	(1,834)	119,652	(117,275)	198,312	3,007,418
LVIP American Century Value Fund – Standard II	3,428,134	12,497	353,593	115,023	481,113	31,499	(300,981)	(2,950)	(35,129)	(307,561)	173,552	3,601,686
LVIP JPMorgan Mid Cap Value Fund - Standard	6,671,856	(9,891)	517,752	(307,097)	200,764	50,735	(719,744)	(4,990)	(56,299)	(730,298)	(529,534)	6,142,322
LVIP JPMorgan Small Cap Core Fund - Standard	2,122,149	(12,145)	146,398	41,951	176,204	21,927	(175,797)	(1,543)	3,977	(151,436)	24,768	2,146,917
T. Rowe Price All-Cap Opportunities Portfolio	7,942,114	(101,121)	1,251,197	(14,976)	1,135,100	46,211	(850,303)	(4,004)	263,984	(544,112)	590,988	8,533,102

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2025

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2024	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2025
T. Rowe Price Equity Income Portfolio	$10,118,297	$40,756	$1,040,500	$188,032	$1,269,288	$144,756	$(862,805)	$(9,578)	$33,975	$(693,652)	$575,636	$10,693,933
T. Rowe Price Mid-Cap Growth Portfolio	9,641,787	(116,561)	1,192,228	(860,042)	215,625	66,577	(420,644)	(3,816)	(158,236)	(516,119)	(300,494)	9,341,293
T. Rowe Price Moderate Allocation Portfolio	7,970,655	79,761	509,503	386,337	975,601	63,998	(866,779)	(5,868)	(150,235)	(958,884)	16,717	7,987,372
T. Rowe Price International Stock Portfolio	5,737,162	38,789	624,712	260,617	924,118	65,399	(678,625)	(4,931)	(35,525)	(653,682)	270,436	6,007,598

Product C
CVT EAFE International Index Portfolio - Class F	$137,347	$2,592	$14,216	$22,455	$39,263	$-	$(40,979)	$(1,070)	$1,460	$(40,589)	$(1,326)	$136,021
CVT NASDAQ-100 Index Portfolio	1,104,137	(8,200)	241,099	(42,435)	190,464	9,539	(565,393)	(8,667)	50,447	(514,074)	(323,610)	780,527
CVT Russell 2000® Small Cap Index Portfolio - Class F	121,422	1,020	16,911	364	18,295	240	(735)	(858)	29,917	28,564	46,859	168,281
CVT S&P MidCap 400 Index Portfolio - Class F	1,777,740	1,613	175,021	(70,123)	106,511	15,710	(170,609)	(20,851)	564	(175,186)	(68,675)	1,709,065
Columbia VP Overseas Core Fund - Class 1	20,732	232	804	6,392	7,428	601	(3,033)	(94)	-	(2,526)	4,902	25,634
Columbia VP Select Mid Cap Value Fund - Class 1	95,048	(878)	22,674	(11,232)	10,564	1,743	(28,258)	(887)	(8,404)	(35,806)	(25,242)	69,806
Columbia VP Small Cap Value Fund - Class 2	1,164,278	107	184,204	(27,702)	156,609	11,871	(107,467)	(13,181)	(3,636)	(112,413)	44,196	1,208,474
Columbia VP Small Company Growth Fund - Class 2	184,387	(1,786)	11,979	26,235	36,428	-	(54,675)	(1,663)	-	(56,338)	(19,910)	164,477
DWS Global Small Cap VIP - Class A	25,889	71	781	3,072	3,924	-	(4,662)	(135)	178	(4,619)	(695)	25,194
DWS International Opportunities VIP - Class A	107,289	(37)	9,120	9,705	18,788	630	(28,110)	(800)	(2)	(28,282)	(9,494)	97,795
Federated Hermes Government Money Fund II - Service Shares	276,427	5,825	-	-	5,825	1,320	(98,241)	(2,151)	(6,388)	(105,460)	(99,635)	176,792

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2025

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2024	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2025
Federated Hermes Managed Volatility Fund II - Primary Shares	$932,298	$16,362	$17,654	$18,686	$52,702	$5,306	$(94,238)	$(5,775)	$5,507	$(89,200)	$(36,498)	$895,800
Federated Hermes Quality Bond Fund II - Primary Shares	2,494,965	57,553	(10,840)	96,941	143,654	27,476	(267,412)	(27,414)	14,397	(252,953)	(109,299)	2,385,666
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,838,412	(38,554)	965,959	(200,246)	727,159	32,382	(436,231)	(36,148)	(51,352)	(491,349)	235,810	4,074,222
Fidelity® VIP Growth Portfolio - Service Class 2	2,566,879	(23,412)	471,808	(116,905)	331,491	26,394	(399,135)	(26,376)	(31,813)	(430,930)	(99,439)	2,467,440
Fidelity® VIP High Income Portfolio - Service Class 2	1,132,288	60,208	(17,153)	52,137	95,192	13,581	(128,022)	(12,582)	(18,757)	(145,780)	(50,588)	1,081,700
Fidelity® VIP Index 500 Portfolio - Service Class 2	672,402	(291)	36,659	71,596	107,964	3,495	(27,162)	(6,938)	8,284	(22,321)	85,643	758,045
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,380,443	(10,026)	198,232	(52,644)	135,562	10,793	(166,099)	(13,126)	(4,024)	(172,456)	(36,894)	1,343,549
Fidelity® VIP Real Estate Portfolio - Service Class 2	826,941	6,793	(6,341)	15,380	15,832	10,152	(105,985)	(9,655)	25,154	(80,334)	(64,502)	762,439
Franklin Mutual Shares VIP Fund - Class 2	2,647,468	27,665	279,888	(45,839)	261,714	26,450	(305,002)	(32,972)	33,011	(278,513)	(16,799)	2,630,669
Franklin Small Cap Value VIP Fund - Class 2	263,771	248	32,025	(17,484)	14,789	1,009	(48,503)	(1,823)	1,790	(47,527)	(32,738)	231,033
Franklin U.S. Government Securities VIP Fund - Class 2	2,040,701	44,934	(46,384)	112,046	110,596	22,959	(209,433)	(24,216)	23,616	(187,074)	(76,478)	1,964,223
Templeton Global Bond VIP Fund - Class 2	828,744	(8,552)	(40,825)	165,409	116,032	9,364	(92,850)	(10,936)	(3,803)	(98,225)	17,807	846,551
LVIP JPMorgan Small Cap Core Fund - Service	57,626	(330)	8,037	(2,333)	5,374	-	(2,879)	(289)	(13,083)	(16,251)	(10,877)	46,749
T. Rowe Price All-Cap Opportunities Portfolio	238,677	(2,330)	31,576	5,281	34,527	2,840	(80,381)	(2,034)	15,335	(64,240)	(29,713)	208,964
T. Rowe Price Equity Income Portfolio	1,322,382	9,052	140,621	24,669	174,342	11,492	(85,373)	(9,591)	10,648	(72,824)	101,518	1,423,900
T. Rowe Price Moderate Allocation Portfolio	131,386	1,692	6,753	8,427	16,872	2,732	(15,666)	(826)	4,640	(9,120)	7,752	139,138

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2025

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2024	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2025
T. Rowe Price International Stock Portfolio	$2,585,093	$23,066	$310,542	$92,853	$426,461	$25,899	$(290,141)	$(32,694)	$(54,042)	$(350,978)	$75,483	$2,660,576

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Product A & B
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$619,531	$(5,888)	$26,342	$115,293	$135,747	$10,446	$(64,132)	$(515)	$(3,458)	$(57,659)	$78,088	$697,619
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,458,575	(46,210)	372,300	275,751	601,841	71,822	(608,542)	(5,072)	(174,572)	(716,364)	(114,523)	5,344,052
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,552,540	(11,918)	117,832	208,027	313,941	20,354	(163,096)	(1,231)	(43,857)	(187,830)	126,111	1,678,651
BNY Mellon VIF Small Cap Portfolio - Initial Shares	2,344,797	(11,848)	(156,710)	234,239	65,681	28,541	(276,230)	(1,515)	(194,493)	(443,697)	(378,016)	1,966,781
CVT NASDAQ-100 Index Portfolio	13,924,940	(139,901)	2,547,690	816,770	3,224,559	63,676	(1,197,858)	(6,903)	(105,752)	(1,246,837)	1,977,722	15,902,662
CVT Russell 2000® Small Cap Index Portfolio	4,668,871	(775)	126,978	326,594	452,797	51,025	(406,300)	(2,795)	(6,482)	(364,552)	88,245	4,757,116
CVT S&P MidCap 400 Index Portfolio	5,817,311	(5,535)	487,030	203,263	684,758	62,458	(551,207)	(3,965)	(244,896)	(737,610)	(52,852)	5,764,459
Federated Hermes Government Money Fund II - Service Shares	1,781,358	60,623	-	-	60,623	21,693	(140,197)	(1,818)	114,605	(5,717)	54,906	1,836,264
Federated Hermes Managed Volatility Fund II - Primary Shares	27,488,964	279,395	(618,297)	4,032,509	3,693,607	260,177	(3,128,959)	(25,738)	(428,922)	(3,323,442)	370,165	27,859,129
Federated Hermes Quality Bond Fund II - Primary Shares	15,514,710	264,810	(228,440)	356,747	393,117	144,693	(1,544,745)	(13,518)	(64,258)	(1,477,828)	(1,084,711)	14,429,999
Fidelity® VIP Contrafund® Portfolio - Initial Class	30,312,091	(363,549)	6,585,984	2,977,570	9,200,005	216,065	(4,255,399)	(22,786)	(473,493)	(4,535,613)	4,664,392	34,976,483
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,176,296	6,739	572,884	243,506	823,129	24,369	(435,962)	(2,985)	(98,296)	(512,874)	310,255	4,486,551
Fidelity® VIP Growth Portfolio - Initial Class	15,313,007	(216,875)	4,765,375	(288,845)	4,259,655	116,191	(1,852,769)	(9,630)	(230,264)	(1,976,472)	2,283,183	17,596,190
Fidelity® VIP High Income Portfolio - Service Class 2	5,582,802	266,006	(83,306)	209,002	391,702	72,960	(499,176)	(4,860)	(49,070)	(480,146)	(88,444)	5,494,358
Fidelity® VIP Index 500 Portfolio - Initial Class	16,562,168	3,327	1,339,045	2,387,813	3,730,185	135,117	(1,630,631)	(9,035)	101,107	(1,403,442)	2,326,743	18,888,911

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$10,956,231	$(105,525)	$1,760,772	$13,108	$1,668,355	$94,199	$(990,713)	$(8,415)	$(387,511)	$(1,292,440)	$375,915	$11,332,146
Fidelity® VIP Overseas Portfolio - Initial Class	3,479,060	10,230	355,847	(247,578)	118,499	44,624	(737,532)	(2,030)	(9,366)	(704,304)	(585,805)	2,893,255
Franklin Global Real Estate VIP Fund - Class 2	2,622,354	14,210	(94,070)	42,751	(37,109)	35,811	(261,607)	(2,587)	(16,500)	(244,883)	(281,992)	2,340,362
Franklin Mutual Shares VIP Fund - Class 2	4,426,855	31,143	(27,404)	424,418	428,157	64,513	(395,100)	(3,916)	(95,230)	(429,733)	(1,576)	4,425,279
Franklin Small Cap Value VIP Fund - Class 2	4,745,860	(15,209)	(31,910)	518,548	471,429	65,357	(348,833)	(5,268)	(13,327)	(302,071)	169,358	4,915,218
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,911,393	(48,782)	(120,096)	528,914	360,036	33,983	(382,065)	(3,581)	(42,268)	(393,931)	(33,895)	3,877,498
Franklin U.S. Government Securities VIP Fund - Class 2	4,831,910	85,479	(111,856)	33,238	6,861	60,850	(453,999)	(4,755)	(101,110)	(499,014)	(492,153)	4,339,757
Templeton Growth VIP Fund - Class 2	1,692,507	(5,242)	2,408	73,648	70,814	22,189	(175,699)	(1,496)	(35,862)	(190,868)	(120,054)	1,572,453
LVIP American Century Capital Appreciation Fund – Standard II	2,374,042	(32,084)	176,034	391,851	535,801	39,975	(258,332)	(2,102)	(23,375)	(243,834)	291,967	2,666,009
LVIP American Century Inflation Protection Fund - Standard II	247,273	6,747	(1,997)	(3,466)	1,284	3,931	(8,993)	(262)	(3,928)	(9,252)	(7,968)	239,305
LVIP American Century Mid Cap Value Fund - Standard II	1,390,818	15,605	34,474	40,307	90,386	3,354	(243,465)	(335)	4,641	(235,805)	(145,419)	1,245,399
LVIP American Century Ultra Fund - Standard II	2,519,383	(34,531)	391,335	298,448	655,252	33,120	(389,883)	(1,978)	(6,788)	(365,529)	289,723	2,809,106
LVIP American Century Value Fund - Standard II	3,519,614	57,910	259,687	(36,033)	281,564	51,610	(347,476)	(3,063)	(74,115)	(373,044)	(91,480)	3,428,134
LVIP JPMorgan Mid Cap Value Fund - Standard	6,646,399	(3,040)	990,583	(174,017)	813,526	85,848	(742,635)	(5,481)	(125,801)	(788,069)	25,457	6,671,856
LVIP JPMorgan Small Cap Core Fund - Standard	2,140,866	(10,642)	(20,137)	247,421	216,642	28,537	(149,499)	(1,722)	(112,675)	(235,359)	(18,717)	2,122,149
T. Rowe Price All-Cap Opportunities Portfolio	7,140,235	(92,783)	1,192,710	531,972	1,631,899	57,796	(877,220)	(4,358)	(6,238)	(830,020)	801,879	7,942,114

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
T. Rowe Price Equity Income Portfolio	$10,191,597	$58,748	$689,035	$265,844	$1,013,627	$45,072	$(849,053)	$(9,963)	$(272,983)	$(1,086,927)	$(73,300)	$10,118,297
T. Rowe Price Mid-Cap Growth Portfolio	9,999,230	(127,834)	1,159,741	(250,582)	781,325	78,175	(1,409,237)	(4,441)	196,735	(1,138,768)	(357,443)	9,641,787
T. Rowe Price Moderate Allocation Portfolio	8,000,440	83,786	275,000	323,151	681,937	65,645	(720,793)	(6,129)	(50,445)	(711,722)	(29,785)	7,970,655
T. Rowe Price International Stock Portfolio	6,296,215	(22,290)	62,653	102,209	142,572	92,539	(652,949)	(5,255)	(135,960)	(701,625)	(559,053)	5,737,162

Product C
CVT EAFE International Index Portfolio - Class F	$140,034	$2,509	$1,094	$(573)	$3,030	$-	$(279)	$(1,055)	$(4,383)	$(5,717)	$(2,687)	$137,347
CVT NASDAQ-100 Index Portfolio	745,744	(6,870)	170,690	58,740	222,560	8,059	(147,897)	(7,872)	283,543	135,833	358,393	1,104,137
CVT Russell 2000® Small Cap Index Portfolio - Class F	113,170	307	2,567	8,137	11,011	-	-	(782)	(1,977)	(2,759)	8,252	121,422
CVT S&P MidCap 400 Index Portfolio - Class F	1,840,049	3,677	140,308	73,969	217,954	22,153	(250,615)	(23,315)	(28,486)	(280,263)	(62,309)	1,777,740
Columbia VP Overseas Core Fund - Class 1	27,299	968	461	(671)	758	611	(7,834)	(102)	-	(7,325)	(6,567)	20,732
Columbia VP Select Mid Cap Value Fund - Class 1	83,141	(922)	854	9,624	9,556	1,836	(446)	(919)	1,880	2,351	11,907	95,048
Columbia VP Small Cap Value Fund - Class 2	1,159,632	(5,262)	80,691	11,645	87,074	23,434	(115,035)	(14,134)	23,307	(82,428)	4,646	1,164,278
Columbia VP Small Company Growth Fund - Class 2	152,100	2,361	(1,123)	32,987	34,225	-	(400)	(1,538)	-	(1,938)	32,287	184,387
DWS Global Small Cap VIP - Class A	65,116	57	4,305	(2,622)	1,740	-	(5,240)	(191)	(35,536)	(40,967)	(39,227)	25,889
DWS International Opportunities VIP - Class A	97,536	267	2,586	5,926	8,779	17,955	(16,442)	(796)	257	974	9,753	107,289
Federated Hermes Government Money Fund II - Service Shares	225,647	9,592	-	-	9,592	40,284	(9,806)	(2,523)	13,233	41,188	50,780	276,427

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Federated Hermes Managed Volatility Fund II - Primary Shares	$835,146	$10,308	$477	$108,051	$118,836	$17,704	$(5,151)	$(5,885)	$(28,352)	$(21,684)	$97,152	$932,298
Federated Hermes Quality Bond Fund II - Primary Shares	2,535,744	51,321	(24,829)	45,686	72,178	56,747	(253,711)	(29,767)	113,774	(112,957)	(40,779)	2,494,965
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,267,634	(36,547)	733,786	328,798	1,026,037	58,368	(392,454)	(36,942)	(84,231)	(455,259)	570,778	3,838,412
Fidelity® VIP Growth Portfolio - Service Class 2	2,308,783	(25,726)	735,416	(69,939)	639,751	33,383	(271,023)	(28,896)	(115,119)	(381,655)	258,096	2,566,879
Fidelity® VIP High Income Portfolio - Service Class 2	1,118,222	58,962	(23,539)	47,497	82,920	18,582	(116,148)	(13,741)	42,453	(68,854)	14,066	1,132,288
Fidelity® VIP Index 500 Portfolio - Service Class 2	408,701	199	46,507	86,970	133,676	3,480	(78,523)	(6,316)	211,384	130,025	263,701	672,402
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,373,568	(9,657)	239,290	(15,403)	214,230	13,352	(168,712)	(14,489)	(37,506)	(207,355)	6,875	1,380,443
Fidelity® VIP Real Estate Portfolio - Service Class 2	900,003	24,315	7,166	14,996	46,477	21,148	(85,573)	(10,775)	(44,339)	(119,539)	(73,062)	826,941
Franklin Mutual Shares VIP Fund - Class 2	2,705,289	26,411	20,734	222,349	269,494	38,017	(322,483)	(36,507)	(6,342)	(327,315)	(57,821)	2,647,468
Franklin Small Cap Value VIP Fund - Class 2	243,563	(185)	6,729	19,451	25,995	1,608	(5,717)	(1,932)	254	(5,787)	20,208	263,771
Franklin U.S. Government Securities VIP Fund - Class 2	2,144,160	44,578	(52,035)	15,608	8,151	54,905	(248,728)	(26,634)	108,847	(111,610)	(103,459)	2,040,701
Templeton Global Bond VIP Fund - Class 2	964,487	(9,205)	(54,620)	(53,500)	(117,325)	31,849	(107,200)	(12,003)	68,936	(18,418)	(135,743)	828,744
LVIP JPMorgan Small Cap Core Fund - Service	57,828	(198)	(573)	6,512	5,741	-	(2,192)	(313)	(3,438)	(5,943)	(202)	57,626
T. Rowe Price All-Cap Opportunities Portfolio	155,229	(1,882)	26,971	15,557	40,646	2,789	(1,049)	(1,628)	42,690	42,802	83,448	238,677
T. Rowe Price Equity Income Portfolio	1,197,615	10,863	86,355	30,795	128,013	35,604	(25,853)	(9,214)	(3,783)	(3,246)	124,767	1,322,382
T. Rowe Price Moderate Allocation Portfolio	161,263	1,591	7,478	3,142	12,211	2,550	(2,373)	(851)	(41,414)	(42,088)	(29,877)	131,386

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
T. Rowe Price International Stock Portfolio	$2,790,160	$(2,576)	$90,402	$(18,872)	$68,954	$47,582	$(342,497)	$(35,509)	$56,403	$(274,021)	$(205,067)	$2,585,093

See accompanying notes.

Farm Bureau Life Annuity Account

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

Organization

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Insurance and Financial Services, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts (Product A), individual flexible premium deferred variable annuity contracts (Product B) and variable annuity contracts (Product C) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	A & B
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A & B
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A & B
BNY Mellon VIF Small Cap Portfolio - Initial Shares (2)	A & B
Calvert Variable Trust, Inc.
CVT EAFE International Index Portfolio - Class F	C
CVT NASDAQ-100 Index Portfolio	A, B & C
CVT Russell 2000® Small Cap Index Portfolio	A & B
CVT Russell 2000® Small Cap Index Portfolio - Class F	C
CVT S&P MidCap 400 Index Portfolio	A & B
CVT S&P MidCap 400 Index Portfolio - Class F	C
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1	C
Columbia VP Select Mid Cap Value Fund - Class 1	C
Columbia VP Small Cap Value Fund - Class 2	C
Columbia VP Small Company Growth Fund - Class 2	C
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A	C
Deutsche DWS Variable Series II
DWS International Opportunities VIP - Class A (1)	C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares	A, B & C
Federated Hermes Managed Volatility Fund II - Primary Shares	A, B & C
Federated Hermes Quality Bond Fund II - Primary Shares	A, B & C
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A & B
Fidelity® VIP Contrafund® Portfolio - Service Class 2	C
Fidelity® VIP Growth & Income Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Service Class 2	C
Fidelity® VIP High Income Portfolio - Service Class 2	A, B & C
Fidelity® VIP Index 500 Portfolio - Initial Class	A & B
Fidelity® VIP Index 500 Portfolio - Service Class 2	C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A, B & C
Fidelity® VIP Overseas Portfolio - Initial Class	A & B
Fidelity® VIP Real Estate Portfolio - Service Class 2	C
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A & B
Franklin Mutual Shares VIP Fund - Class 2	A, B & C
Franklin Small Cap Value VIP Fund - Class 2	A, B & C
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A & B
Franklin U.S. Government Securities VIP Fund - Class 2	A, B & C
Templeton Global Bond VIP Fund - Class 2	C
Templeton Growth VIP Fund - Class 2	A & B
Lincoln Variable Insurance Products Trust
LVIP American Century Capital Appreciation Fund – Standard II	A & B
LVIP American Century Inflation Protection Bond Fund – Standard II	A & B
LVIP American Century Mid Cap Value Fund – Standard II	A & B
LVIP American Century Ultra Fund – Standard II	A & B
LVIP American Century Value Fund – Standard II	A & B
LVIP JPMorgan Mid Cap Value Fund – Standard	A & B
LVIP JPMorgan Small Cap Core Fund – Standard	A & B
LVIP JPMorgan Small Cap Core Fund – Service	C
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio	A, B & C
T. Rowe Price Equity Income Portfolio	A, B & C
T. Rowe Price Mid-Cap Growth Portfolio	A & B
T. Rowe Price Moderate Allocation Portfolio	A, B & C
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A, B & C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(1)	Effective May 1, 2025, Deutsche DWS Variable Series II changed the name of DWS International Growth VIP fund to DWS International Opportunities VIP.
(2)	Effective December 31, 2025, BNY Mellon Variable Investment Fund changed the name of BNY Mellon VIF Opportunistic Small Cap Portfolio fund to BNY Mellon VIF Small Cap Portfolio.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

At December 31, 2025, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1 in accordance with accounting principles generally accepted in the United States of America. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% for Products A and B and 1.00% for Product C, of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A contracts, $30 annually on Product B contracts and $5 monthly on Product C contracts, to reimburse it for administrative expenses related to the contract. Product C applies an additional administrative charge of 0.04% monthly

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

on the variable accumulated value. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: Transfer charges for Products A, C and B of $10, $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2025:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product A & B:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$61,184	$208,553

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	889,710	666,567
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	185,669	194,259
BNY Mellon VIF Small Cap Portfolio - Initial Shares	62,617	247,291

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	1,300,093	1,546,157
CVT Russell 2000® Small Cap Index Portfolio	878,369	608,001
CVT S&P MidCap 400 Index Portfolio	634,574	861,015

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	107,343	469,739
Federated Hermes Managed Volatility Fund II - Primary Shares	1,541,485	3,243,513
Federated Hermes Quality Bond Fund II - Primary Shares	580,621	1,964,992

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	6,441,863	5,533,431
Fidelity® VIP Growth & Income Portfolio - Initial Class	1,173,324	670,689
Fidelity® VIP Growth Portfolio - Initial Class	2,648,541	2,280,642
Fidelity® VIP High Income Portfolio - Service Class 2	425,390	799,752
Fidelity® VIP Index 500 Portfolio - Initial Class	1,040,808	2,068,142
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,559,061	1,274,457
Fidelity® VIP Overseas Portfolio - Initial Class	333,477	376,597

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	130,813	370,541
Franklin Mutual Shares VIP Fund - Class 2	592,647	763,125
Franklin Small Cap Value VIP Fund - Class 2	604,207	584,816
Franklin Small-Mid Cap Growth VIP Fund - Class 2	258,207	552,962
Franklin U.S. Government Securities VIP Fund - Class 2	163,231	626,074
Templeton Growth VIP Fund - Class 2	163,398	332,241

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	$407,603	$483,421
LVIP American Century Inflation Protection Fund – Standard II	34,943	45,475
LVIP American Century Mid Cap Value Fund – Standard II	248,375	261,721
LVIP American Century Ultra Fund – Standard II	487,259	391,622
LVIP American Century Value Fund – Standard II	498,970	527,889
LVIP JPMorgan Mid Cap Value Fund - Standard	756,225	830,373
LVIP JPMorgan Small Cap Core Fund - Standard	219,494	217,412

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	1,344,784	1,050,325
T. Rowe Price Equity Income Portfolio	1,450,067	1,086,348
T. Rowe Price Mid-Cap Growth Portfolio	1,298,574	749,652
T. Rowe Price Moderate Allocation Portfolio	579,469	1,114,234

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	644,232	764,080

Product C:
Calvert Variable Trust, Inc.:
CVT EAFE International Index Portfolio - Class F	$5,536	$43,533
CVT NASDAQ-100 Index Portfolio	154,368	664,332
CVT Russell 2000® Small Cap Index Portfolio - Class F	80,755	43,604
CVT S&P MidCap 400 Index Portfolio - Class F	216,295	277,297

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	976	3,270
Columbia VP Select Mid Cap Value Fund - Class 1	1,675	38,359
Columbia VP Small Cap Value Fund - Class 2	274,710	189,447
Columbia VP Small Company Growth Fund - Class 2	28,018	58,124

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	2,000	5,030

Deutsche DWS Variable Series II:
DWS International Opportunities VIP - Class A	1,729	30,048

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	9,539	109,174
Federated Hermes Managed Volatility Fund II - Primary Shares	51,208	108,753
Federated Hermes Quality Bond Fund II - Primary Shares	182,501	377,901

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	780,775	665,330
Fidelity® VIP Growth Portfolio - Service Class 2	525,397	658,268
Fidelity® VIP High Income Portfolio - Service Class 2	98,653	184,225
Fidelity® VIP Index 500 Portfolio - Service Class 2	87,529	106,483
Fidelity® VIP Mid Cap Portfolio - Service Class 2	235,125	261,804
Fidelity® VIP Real Estate Portfolio - Service Class 2	62,013	135,209

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	$398,706	$385,204
Franklin Small Cap Value VIP Fund - Class 2	65,818	92,099
Franklin U.S. Government Securities VIP Fund - Class 2	169,073	311,213
Templeton Global Bond VIP Fund - Class 2	51,750	158,527

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Small Cap Core Fund - Service	38,493	50,537

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	40,773	84,430
T. Rowe Price Equity Income Portfolio	186,083	114,520
T. Rowe Price Moderate Allocation Portfolio	15,798	17,289

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	347,014	456,480

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2025 and 2024:

	Period Ended December 31,
	2025			2024
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Product A & B:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	170	4,595	(4,425)	250	1,677	(1,427)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,798	11,755	(9,957)	1,182	15,551	(14,369)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	737	3,273	(2,536)	765	4,366	(3,601)
BNY Mellon VIF Small Cap Portfolio - Initial Shares	2,006	7,493	(5,487)	3,093	18,458	(15,365)

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	7,066	8,688	(1,622)	5,994	15,010	(9,016)
CVT Russell 2000® Small Cap Index Portfolio	11,028	11,189	(161)	2,533	9,815	(7,282)
CVT S&P MidCap 400 Index Portfolio	3,385	11,555	(8,170)	2,401	13,323	(10,922)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	5,556	46,620	(41,064)	18,238	18,771	(533)
Federated Hermes Managed Volatility Fund II - Primary Shares	16,369	143,690	(127,321)	13,743	186,060	(172,317)
Federated Hermes Quality Bond Fund II - Primary Shares	10,893	147,153	(136,260)	29,482	153,372	(123,890)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	9,822	61,613	(51,791)	7,164	72,251	(65,087)
Fidelity® VIP Growth & Income Portfolio - Initial Class	14,080	12,706	1,374	2,290	14,944	(12,654)
Fidelity® VIP Growth Portfolio - Initial Class	6,691	32,483	(25,792)	5,611	39,054	(33,443)
Fidelity® VIP High Income Portfolio - Service Class 2	3,126	24,913	(21,787)	4,906	21,941	(17,035)
Fidelity® VIP Index 500 Portfolio - Initial Class	14,966	35,158	(20,192)	8,254	38,875	(30,621)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,271	16,229	(12,958)	885	19,827	(18,942)
Fidelity® VIP Overseas Portfolio - Initial Class	928	13,467	(12,539)	3,034	33,682	(30,648)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	5,056	16,845	(11,789)	5,795	17,915	(12,120)
Franklin Mutual Shares VIP Fund - Class 2	3,106	21,973	(18,867)	2,139	15,879	(13,740)
Franklin Small Cap Value VIP Fund - Class 2	2,769	8,994	(6,225)	1,678	6,990	(5,312)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	1,136	10,733	(9,597)	864	9,376	(8,512)
Franklin U.S. Government Securities VIP Fund - Class 2	2,610	43,337	(40,727)	6,346	44,216	(37,870)
Templeton Growth VIP Fund - Class 2	1,499	12,025	(10,526)	1,717	9,633	(7,916)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2025			2024
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	414	7,808	(7,394)	831	5,654	(4,823)
LVIP American Century Inflation Protection Fund – Standard II	1,195	2,896	(1,701)	583	1,235	(652)
LVIP American Century Mid Cap Value Fund – Standard II	3,282	6,050	(2,768)	342	6,545	(6,203)
LVIP American Century Ultra Fund – Standard II	3,355	4,804	(1,449)	1,131	6,308	(5,177)
LVIP American Century Value Fund – Standard II	5,773	14,485	(8,712)	2,626	14,157	(11,531)
LVIP JPMorgan Mid Cap Value Fund - Standard	472	10,849	(10,377)	1,136	12,882	(11,746)
LVIP JPMorgan Small Cap Core Fund - Standard	1,057	4,070	(3,013)	762	5,548	(4,786)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	6,220	13,505	(7,285)	3,683	16,215	(12,532)
T. Rowe Price Equity Income Portfolio	6,455	21,932	(15,477)	6,658	33,404	(26,746)
T. Rowe Price Mid-Cap Growth Portfolio	1,599	7,439	(5,840)	5,445	18,711	(13,266)
T. Rowe Price Moderate Allocation Portfolio	2,121	27,516	(25,395)	4,514	24,796	(20,282)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	2,539	33,476	(30,937)	4,302	39,494	(35,192)

Product C:
Calvert Variable Trust, Inc.:
CVT EAFE International Index Portfolio - Class F	89	2,552	(2,463)	-	411	(411)
CVT NASDAQ-100 Index Portfolio	1,301	5,542	(4,241)	3,507	1,811	1,696
CVT Russell 2000® Small Cap Index Portfolio - Class F	2,286	1,338	948	-	93	(93)
CVT S&P MidCap 400 Index Portfolio - Class F	2,527	6,886	(4,359)	1,852	9,488	(7,636)

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	35	184	(149)	43	576	(533)
Columbia VP Select Mid Cap Value Fund - Class 1	53	1,106	(1,053)	118	42	76
Columbia VP Small Cap Value Fund - Class 2	2,051	4,855	(2,804)	2,374	4,715	(2,341)
Columbia VP Small Company Growth Fund - Class 2	-	1,163	(1,163)	-	52	(52)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	11	257	(246)	-	2,181	(2,181)

Deutsche DWS Variable Series II:
DWS International Opportunities VIP - Class A	37	1,520	(1,483)	1,190	1,087	103

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	162	10,578	(10,416)	5,639	1,386	4,253
Federated Hermes Managed Volatility Fund II - Primary Shares	589	4,720	(4,131)	1,182	2,280	(1,098)
Federated Hermes Quality Bond Fund II - Primary Shares	8,166	27,896	(19,730)	16,739	25,848	(9,109)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	2,886	11,884	(8,998)	4,301	14,023	(9,722)
Fidelity® VIP Growth Portfolio - Service Class 2	3,341	9,684	(6,343)	1,571	8,138	(6,567)
Fidelity® VIP High Income Portfolio - Service Class 2	1,441	8,839	(7,398)	3,969	7,627	(3,658)
Fidelity® VIP Index 500 Portfolio - Service Class 2	1,454	1,858	(404)	5,218	1,931	3,287
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,429	7,354	(4,925)	1,387	7,811	(6,424)
Fidelity® VIP Real Estate Portfolio - Service Class 2	2,316	6,152	(3,836)	3,378	9,227	(5,849)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2025			2024
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	3,431	14,537	(11,106)	3,687	17,634	(13,947)
Franklin Small Cap Value VIP Fund - Class 2	1,370	2,894	(1,524)	59	240	(181)
Franklin U.S. Government Securities VIP Fund - Class 2	9,214	25,275	(16,061)	18,982	28,824	(9,842)
Templeton Global Bond VIP Fund - Class 2	4,242	11,999	(7,757)	9,968	11,480	(1,512)

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Small Cap Core Fund - Service	957	1,392	(435)	1	183	(182)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	226	985	(759)	796	182	614
T. Rowe Price Equity Income Portfolio	988	3,120	(2,132)	1,264	1,330	(66)
T. Rowe Price Moderate Allocation Portfolio	253	594	(341)	130	1,879	(1,749)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	4,766	24,072	(19,306)	6,636	22,964	(16,328)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2025, 2024, 2023, 2022 and 2021, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Product A and B:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2025	10,992	$51.70	$568,245	0.07%	1.25%	14.25%
2024	15,417	45.25	697,619	0.37	1.25	23.03
2023	16,844	36.78	619,531	0.55	1.25	21.99
2022	18,761	30.15	565,662	0.31	1.25	(24.02)
2021	23,302	39.68	924,592	0.60	1.25	25.13
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2025	94,247	55.75	5,254,642	0.37	1.25	8.72
2024	104,204	51.28	5,344,052	0.42	1.25	11.38
2023	118,573	46.04	5,458,575	0.71	1.25	19.49
2022	133,717	38.53	5,152,103	0.65	1.25	(19.07)
2021	159,968	47.61	7,616,347	0.44	1.25	25.55
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2025	27,236	65.06	1,772,005	0.45	1.25	15.40
2024	29,772	56.38	1,678,651	0.53	1.25	21.20
2023	33,373	46.52	1,552,540	0.66	1.25	25.12
2022	32,211	37.18	1,197,572	0.79	1.25	(15.86)
2021	34,415	44.19	1,520,849	0.48	1.25	24.09
BNY Mellon VIF Small Cap Portfolio - Initial Shares:
2025	60,818	32.51	1,977,499	0.66	1.25	9.61
2024	66,305	29.66	1,966,781	0.68	1.25	3.31
2023	81,670	28.71	2,344,797	0.33	1.25	7.93
2022	87,705	26.60	2,332,912	-	1.25	(17.65)
2021	94,039	32.30	3,037,462	0.11	1.25	15.03
CVT NASDAQ-100 Index Portfolio:
2025	107,399	173.45	18,628,269	0.28	1.25	18.91
2024	109,021	145.87	15,902,662	0.34	1.25	23.65
2023	118,037	117.97	13,924,940	0.33	1.25	52.49
2022	125,052	77.36	9,673,645	0.18	1.25	(33.47)
2021	136,059	116.28	15,821,332	0.27	1.25	25.30
CVT Russell 2000® Small Cap Index Portfolio:
2025	93,080	56.67	5,274,395	1.60	1.25	11.07
2024	93,241	51.02	4,757,116	1.24	1.25	9.84
2023	100,523	46.45	4,668,871	0.84	1.25	15.17
2022	120,507	40.33	4,860,041	0.82	1.25	(21.49)
2021	126,572	51.37	6,502,424	0.74	1.25	13.10

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

CVT S&P MidCap 400 Index Portfolio:
2025	75,002	$73.34	$5,500,423	1.08%	1.25%	5.81%
2024	83,172	69.31	5,764,459	1.16	1.25	12.12
2023	94,094	61.82	5,817,311	1.18	1.25	14.67
2022	106,723	53.91	5,752,954	0.94	1.25	(14.40)
2021	111,952	62.98	7,050,226	0.81	1.25	22.89
Federated Hermes Government Money Fund II - Service Shares:
2025	148,544	9.92	1,473,868	3.68	1.25	2.37
2024	189,608	9.69	1,836,264	4.58	1.25	3.42
2023	190,141	9.37	1,781,358	4.44	1.25	3.19
2022	186,121	9.08	1,689,076	1.15	1.25	-
2021	196,092	9.08	1,781,132	-	1.25	(1.30)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2025	1,240,103	21.54	26,708,717	2.92	1.25	5.74
2024	1,367,424	20.37	27,859,129	2.25	1.25	14.12
2023	1,539,741	17.85	27,488,964	1.89	1.25	7.34
2022	1,683,033	16.63	27,991,477	1.91	1.25	(14.81)
2021	1,835,122	19.52	35,830,299	1.81	1.25	17.03
Federated Hermes Quality Bond Fund II - Primary Shares:
2025	1,065,935	12.69	13,531,656	3.39	1.25	5.75
2024	1,202,195	12.00	14,429,999	3.01	1.25	2.56
2023	1,326,085	11.70	15,514,710	2.65	1.25	4.84
2022	1,404,710	11.16	15,677,400	2.60	1.25	(10.43)
2021	1,494,543	12.46	18,614,821	2.46	1.25	(2.58)
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2025	396,879	93.53	37,121,413	0.14	1.25	19.97
2024	448,670	77.96	34,976,483	0.18	1.25	32.14
2023	513,757	59.00	30,312,091	0.48	1.25	31.81
2022	571,173	44.76	25,566,898	0.49	1.25	(27.22)
2021	645,253	61.50	39,685,977	0.06	1.25	26.26
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2025	103,858	52.53	5,456,145	1.53	1.25	19.99
2024	102,484	43.78	4,486,551	1.40	1.25	20.71
2023	115,138	36.27	4,176,296	1.60	1.25	17.26
2022	134,929	30.93	4,173,841	1.67	1.25	(6.13)
2021	138,934	32.95	4,577,932	2.35	1.25	24.39
Fidelity® VIP Growth Portfolio - Initial Class:
2025	251,515	72.01	18,111,144	0.29	1.25	13.49
2024	277,307	63.45	17,596,190	-	1.25	28.75
2023	310,750	49.28	15,313,007	0.13	1.25	34.57
2022	355,419	36.62	13,015,832	0.63	1.25	(25.39)
2021	395,059	49.08	19,390,261	-	1.25	21.70

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP High Income Portfolio - Service Class 2:
2025	167,654	$31.60	$5,297,611	6.47%	1.25%	8.97%
2024	189,441	29.00	5,494,358	6.03	1.25	7.25
2023	206,476	27.04	5,582,802	5.65	1.25	8.90
2022	225,706	24.83	5,604,985	4.96	1.25	(12.79)
2021	244,871	28.47	6,970,543	5.23	1.25	3.00
Fidelity® VIP Index 500 Portfolio - Initial Class:
2025	355,490	58.49	20,791,150	1.14	1.25	16.33
2024	375,682	50.28	18,888,911	1.27	1.25	23.36
2023	406,303	40.76	16,562,168	1.45	1.25	24.65
2022	452,674	32.70	14,804,437	1.45	1.25	(19.24)
2021	476,879	40.49	19,306,994	1.25	1.25	27.01
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2025	146,503	78.25	11,464,082	0.25	1.25	10.10
2024	159,461	71.07	11,332,146	0.34	1.25	15.73
2023	178,403	61.41	10,956,231	0.38	1.25	13.39
2022	197,921	54.16	10,719,621	0.26	1.25	(16.02)
2021	214,795	64.49	13,851,987	0.35	1.25	23.76
Fidelity® VIP Overseas Portfolio - Initial Class:
2025	111,287	27.78	3,091,847	1.57	1.25	18.87
2024	123,826	23.37	2,893,255	1.58	1.25	3.77
2023	154,474	22.52	3,479,060	1.07	1.25	19.03
2022	171,472	18.92	3,244,656	1.06	1.25	(25.42)
2021	180,975	25.37	4,591,427	0.51	1.25	18.22
Franklin Global Real Estate VIP Fund - Class 2:
2025	105,848	21.21	2,244,716	1.41	1.25	6.64
2024	117,637	19.89	2,340,362	1.83	1.25	(1.58)
2023	129,757	20.21	2,622,354	2.89	1.25	10.08
2022	135,910	18.36	2,495,639	2.38	1.25	(26.97)
2021	146,730	25.14	3,689,465	0.90	1.25	25.20
Franklin Mutual Shares VIP Fund - Class 2:
2025	119,560	35.21	4,209,807	1.99	1.25	10.13
2024	138,427	31.97	4,425,279	1.94	1.25	9.90
2023	152,167	29.09	4,426,855	1.90	1.25	12.06
2022	165,578	25.96	4,298,335	1.80	1.25	(8.56)
2021	180,242	28.39	5,117,714	2.82	1.25	17.70
Franklin Small Cap Value VIP Fund - Class 2:
2025	75,326	64.08	4,827,180	1.09	1.25	6.32
2024	81,551	60.27	4,915,218	0.94	1.25	10.30
2023	86,863	54.64	4,745,860	0.53	1.25	11.37
2022	91,933	49.06	4,510,584	0.98	1.25	(11.19)
2021	95,517	55.24	5,275,927	0.99	1.25	23.83

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2025	70,610	$48.95	$3,456,247	-%	1.25%	1.26%
2024	80,207	48.34	3,877,498	-	1.25	9.64
2023	88,719	44.09	3,911,393	-	1.25	25.18
2022	96,164	35.22	3,386,880	-	1.25	(34.51)
2021	100,469	53.78	5,403,039	-	1.25	8.67
Franklin U.S. Government Securities VIP Fund - Class 2:
2025	289,766	13.84	4,009,513	3.30	1.25	5.41
2024	330,493	13.13	4,339,757	3.11	1.25	0.08
2023	368,363	13.12	4,831,910	2.77	1.25	3.23
2022	401,549	12.71	5,104,894	2.35	1.25	(10.87)
2021	452,922	14.26	6,459,831	2.65	1.25	(3.06)
Templeton Growth VIP Fund - Class 2:
2025	55,231	29.25	1,615,247	0.86	1.25	22.33
2024	65,757	23.91	1,572,453	0.94	1.25	4.09
2023	73,673	22.97	1,692,507	3.34	1.25	19.51
2022	81,032	19.22	1,557,522	0.16	1.25	(12.60)
2021	80,234	21.99	1,764,405	1.11	1.25	3.58
LVIP American Century Capital Appreciation Fund – Standard II:
2025	41,274	57.74	2,383,046	-	1.25	5.40
2024	48,668	54.78	2,666,009	-	1.25	23.43
2023	53,491	44.38	2,374,042	-	1.25	19.20
2022	58,472	37.23	2,177,021	-	1.25	(29.00)
2021	65,336	52.44	3,426,069	-	1.25	9.80
LVIP American Century Inflation Protection Fund – Standard II:
2025	15,032	15.06	226,343	7.53	1.25	5.31
2024	16,733	14.30	239,305	3.98	1.25	0.56
2023	17,385	14.22	247,273	3.57	1.25	2.30
2022	18,046	13.90	250,836	5.50	1.25	(13.93)
2021	15,267	16.15	246,621	3.07	1.25	5.28
LVIP American Century Mid Cap Value Fund – Standard II:
2025	28,383	43.04	1,221,527	1.82	1.25	7.65
2024	31,151	39.98	1,245,399	2.47	1.25	7.39
2023	37,354	37.23	1,390,818	2.31	1.25	4.81
2022	38,853	35.52	1,380,016	2.21	1.25	(2.42)
2021	48,199	36.40	1,754,265	1.16	1.25	21.70
LVIP American Century Ultra Fund – Standard II:
2025	35,330	85.12	3,007,418	-	1.25	11.44
2024	36,779	76.38	2,809,106	-	1.25	27.19
2023	41,956	60.05	2,519,383	-	1.25	41.76
2022	45,705	42.36	1,936,232	-	1.25	(33.22)
2021	49,221	63.43	3,121,980	-	1.25	21.65

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

LVIP American Century Value Fund – Standard II:
2025	96,078	$37.49	$3,601,686	1.60%	1.25%	14.61%
2024	104,790	32.71	3,428,134	2.87	1.25	8.10
2023	116,321	30.26	3,519,614	2.37	1.25	7.76
2022	123,416	28.08	3,465,535	2.03	1.25	(0.71)
2021	154,285	28.28	4,362,753	1.72	1.25	23.01
LVIP JPMorgan Mid Cap Value Fund - Standard:
2025	84,098	73.04	6,142,322	1.09	1.25	3.43
2024	94,475	70.62	6,671,856	1.21	1.25	12.87
2023	106,221	62.57	6,646,399	3.11	1.25	9.54
2022	114,129	57.12	6,518,670	0.95	1.25	(9.29)
2021	130,256	62.97	8,201,775	0.89	1.25	28.30
LVIP JPMorgan Small Cap Core Fund - Standard:
2025	39,374	54.53	2,146,917	0.64	1.25	8.91
2024	42,387	50.07	2,122,149	0.77	1.25	10.33
2023	47,173	45.38	2,140,866	1.31	1.25	11.69
2022	53,385	40.63	2,168,845	0.45	1.25	(20.33)
2021	56,635	51.00	2,888,612	0.53	1.25	19.89
T. Rowe Price All-Cap Opportunities Portfolio:
2025	105,394	80.96	8,533,102	-	1.25	14.87
2024	112,679	70.48	7,942,114	0.07	1.25	23.58
2023	125,211	57.03	7,140,235	0.24	1.25	27.38
2022	137,537	44.77	6,157,374	-	1.25	(22.48)
2021	151,990	57.75	8,777,412	-	1.25	19.32
T. Rowe Price Equity Income Portfolio:
2025	225,261	47.47	10,693,933	1.64	1.25	12.94
2024	240,738	42.03	10,118,297	1.82	1.25	10.31
2023	267,484	38.10	10,191,597	2.09	1.25	8.18
2022	294,120	35.22	10,357,945	1.84	1.25	(4.53)
2021	332,619	36.89	12,269,950	1.55	1.25	24.00
T. Rowe Price Mid-Cap Growth Portfolio:
2025	105,088	88.89	9,341,293	-	1.25	2.27
2024	110,928	86.92	9,641,787	-	1.25	7.96
2023	124,194	80.51	9,999,230	-	1.25	18.48
2022	141,926	67.95	9,644,288	-	1.25	(23.54)
2021	152,197	88.87	13,525,511	-	1.25	13.44
T. Rowe Price Moderate Allocation Portfolio:
2025	197,588	40.42	7,987,372	2.25	1.25	13.06
2024	222,983	35.75	7,970,655	2.28	1.25	8.70
2023	243,265	32.89	8,000,440	2.28	1.25	13.92
2022	281,145	28.87	8,115,868	1.54	1.25	(19.31)
2021	306,294	35.78	10,959,416	0.97	1.25	8.72

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price International Stock Portfolio:
2025	264,714	$22.69	$6,007,598	1.89%	1.25%	16.90%
2024	295,651	19.41	5,737,162	0.90	1.25	2.00
2023	330,843	19.03	6,296,215	0.93	1.25	14.78
2022	393,313	16.58	6,519,651	0.77	1.25	(16.85)
2021	394,793	19.94	7,870,552	0.55	1.25	0.10

Product C:
CVT EAFE International Index Portfolio - Class F:
2025	8,046	$16.91	$136,021	2.71%	1.00%	29.38%
2024	10,509	13.07	137,347	2.73	1.00	1.95
2023	10,920	12.82	140,034	3.00	1.00	16.33
2022	11,039	11.02	121,651	3.47	1.00	(15.62)
2021	12,602	13.06	164,517	1.66	1.00	9.56
CVT NASDAQ-100 Index Portfolio:
2025	6,181	126.28	780,527	0.20	1.00	19.20
2024	10,422	105.94	1,104,137	0.36	1.00	23.95
2023	8,726	85.47	745,744	0.33	1.00	52.90
2022	8,957	55.90	500,715	0.16	1.00	(33.32)
2021	10,554	83.83	884,725	0.27	1.00	25.63
CVT Russell 2000® Small Cap Index Portfolio - Class F:
2025	4,781	35.20	168,281	1.77	1.00	11.11
2024	3,833	31.68	121,422	1.27	1.00	9.89
2023	3,926	28.83	113,170	0.77	1.00	15.23
2022	5,299	25.02	132,575	0.80	1.00	(21.44)
2021	5,339	31.85	170,072	0.68	1.00	13.18
CVT S&P MidCap 400 Index Portfolio - Class F:
2025	43,084	39.67	1,709,065	1.09	1.00	5.87
2024	47,443	37.47	1,777,740	1.20	1.00	12.15
2023	55,079	33.41	1,840,049	1.18	1.00	14.77
2022	65,206	29.11	1,898,424	0.90	1.00	(14.38)
2021	74,331	34.00	2,527,072	0.80	1.00	22.97
Columbia VP Overseas Core Fund - Class 1:
2025	1,382	18.54	25,634	1.97	1.00	36.83
2024	1,531	13.55	20,732	4.87	1.00	2.42
2023	2,064	13.23	27,299	1.89	1.00	14.55
2022	2,024	11.55	23,380	0.81	1.00	(15.51)
2021	1,984	13.67	27,126	1.27	1.00	8.84
Columbia VP Select Mid Cap Value Fund - Class 1:
2025	1,952	35.76	69,806	-	1.00	13.06
2024	3,005	31.63	95,048	-	1.00	11.41
2023	2,929	28.39	83,141	-	1.00	9.19
2022	2,991	26.00	77,745	-	1.00	(10.31)
2021	4,812	28.99	139,518	-	1.00	31.06

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Columbia VP Small Cap Value Fund - Class 2:
2025	29,905	$40.41	$1,208,474	1.00%	1.00%	13.51%
2024	32,709	35.60	1,164,278	0.55	1.00	7.62
2023	35,050	33.08	1,159,632	0.43	1.00	20.47
2022	40,954	27.46	1,124,751	0.49	1.00	(9.88)
2021	46,688	30.47	1,422,678	0.47	1.00	27.54
Columbia VP Small Company Growth Fund - Class 2:
2025	3,358	48.98	164,477	-	1.00	20.08
2024	4,521	40.79	184,387	2.39	1.00	22.64
2023	4,573	33.26	152,100	-	1.00	25.08
2022	4,615	26.59	122,717	-	1.00	(36.60)
2021	5,428	41.94	227,627	-	1.00	(4.07)
DWS Global Small Cap VIP - Class A:
2025	1,089	23.14	25,194	1.29	1.00	19.34
2024	1,335	19.39	25,889	1.18	1.00	4.70
2023	3,516	18.52	65,116	0.88	1.00	23.30
2022	3,586	15.02	53,858	0.57	1.00	(24.79)
2021	3,951	19.97	78,916	0.35	1.00	13.79
DWS International Opportunities VIP - Class A:
2025	5,083	19.24	97,795	0.96	1.00	17.75
2024	6,566	16.34	107,289	1.24	1.00	8.28
2023	6,463	15.09	97,536	0.78	1.00	14.93
2022	6,713	13.13	88,170	1.05	1.00	(29.26)
2021	6,776	18.56	125,728	0.34	1.00	7.04
Federated Hermes Government Money Fund II - Service Shares:
2025	17,191	10.28	176,792	3.70	1.00	2.70
2024	27,607	10.01	276,427	4.57	1.00	3.62
2023	23,354	9.66	225,647	4.37	1.00	3.43
2022	37,045	9.34	345,870	1.22	1.00	0.21
2021	30,290	9.32	282,359	-	1.00	(0.96)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2025	40,133	22.32	895,800	2.87	1.00	5.98
2024	44,264	21.06	932,298	2.16	1.00	14.39
2023	45,362	18.41	835,146	1.88	1.00	7.60
2022	58,973	17.11	1,008,967	1.85	1.00	(14.62)
2021	61,480	20.04	1,231,799	1.74	1.00	17.40
Federated Hermes Quality Bond Fund II - Primary Shares:
2025	181,325	13.16	2,385,666	3.35	1.00	6.04
2024	201,055	12.41	2,494,965	3.01	1.00	2.82
2023	210,164	12.07	2,535,744	2.72	1.00	5.14
2022	248,017	11.48	2,847,571	2.68	1.00	(10.17)
2021	289,399	12.78	3,698,971	2.39	1.00	(2.37)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2025	68,954	$59.09	$4,074,222	-%	1.00%	20.00%
2024	77,952	49.24	3,838,412	0.03	1.00	32.12
2023	87,674	37.27	3,267,634	0.24	1.00	31.79
2022	107,693	28.28	3,045,259	0.26	1.00	(27.21)
2021	113,047	38.85	4,391,913	0.03	1.00	26.26
Fidelity® VIP Growth Portfolio - Service Class 2:
2025	35,143	70.21	2,467,440	0.05	1.00	13.48
2024	41,486	61.87	2,566,879	-	1.00	28.76
2023	48,053	48.05	2,308,783	-	1.00	34.56
2022	57,395	35.71	2,049,574	0.36	1.00	(25.39)
2021	61,315	47.86	2,934,639	-	1.00	21.69
Fidelity® VIP High Income Portfolio - Service Class 2:
2025	51,634	20.95	1,081,700	6.53	1.00	9.23
2024	59,032	19.18	1,132,288	6.16	1.00	7.51
2023	62,690	17.84	1,118,222	5.38	1.00	9.18
2022	72,072	16.34	1,177,803	4.73	1.00	(12.57)
2021	86,911	18.69	1,624,074	5.31	1.00	3.26
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2025	12,730	59.55	758,045	0.95	1.00	16.33
2024	13,134	51.19	672,402	1.03	1.00	23.35
2023	9,847	41.50	408,701	1.25	1.00	24.62
2022	10,680	33.30	355,652	1.14	1.00	(19.23)
2021	12,586	41.23	518,860	1.06	1.00	27.02
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2025	36,713	36.60	1,343,549	0.24	1.00	10.41
2024	41,638	33.15	1,380,443	0.33	1.00	15.99
2023	48,062	28.58	1,373,568	0.37	1.00	13.68
2022	53,188	25.14	1,337,288	0.25	1.00	(15.81)
2021	62,530	29.86	1,867,359	0.34	1.00	24.05
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2025	36,549	20.86	762,439	1.84	1.00	1.86
2024	40,385	20.48	826,941	3.82	1.00	5.19
2023	46,234	19.47	900,003	2.30	1.00	9.81
2022	48,873	17.73	866,474	1.09	1.00	(28.39)
2021	53,780	24.76	1,331,844	0.92	1.00	37.25
Franklin Mutual Shares VIP Fund - Class 2:
2025	99,879	26.34	2,630,669	2.05	1.00	10.44
2024	110,985	23.85	2,647,468	1.95	1.00	10.16
2023	124,932	21.65	2,705,289	1.83	1.00	12.35
2022	147,402	19.27	2,841,149	1.79	1.00	(8.37)
2021	177,751	21.03	3,738,115	2.81	1.00	18.01

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small Cap Value VIP Fund - Class 2:
2025	7,024	$32.89	$231,033	1.10%	1.00%	6.58%
2024	8,548	30.86	263,771	0.93	1.00	10.61
2023	8,729	27.90	243,563	0.55	1.00	11.60
2022	8,766	25.00	219,122	0.97	1.00	(10.94)
2021	9,334	28.07	262,028	0.98	1.00	24.09
Franklin U.S. Government Securities VIP Fund - Class 2:
2025	164,740	11.92	1,964,223	3.25	1.00	5.58
2024	180,801	11.29	2,040,701	3.10	1.00	0.36
2023	190,643	11.25	2,144,160	2.73	1.00	3.50
2022	224,133	10.87	2,437,111	2.35	1.00	(10.68)
2021	265,688	12.17	3,233,097	2.54	1.00	(2.80)
Templeton Global Bond VIP Fund - Class 2:
2025	63,718	13.29	846,551	-	1.00	14.67
2024	71,475	11.59	828,744	-	1.00	(12.26)
2023	72,987	13.21	964,487	-	1.00	1.85
2022	82,964	12.97	1,076,224	-	1.00	(5.88)
2021	100,422	13.78	1,384,215	-	1.00	(5.94)
LVIP JPMorgan Small Cap Core Fund - Service:
2025	1,269	36.84	46,749	0.36	1.00	8.93
2024	1,704	33.82	57,626	0.66	1.00	10.31
2023	1,886	30.66	57,828	0.98	1.00	11.69
2022	1,973	27.45	54,171	0.08	1.00	(20.34)
2021	3,276	34.46	112,917	0.27	1.00	19.86
T. Rowe Price All-Cap Opportunities Portfolio:
2025	2,407	86.80	208,964	-	1.00	15.15
2024	3,166	75.38	238,677	0.08	1.00	23.92
2023	2,552	60.83	155,229	0.23	1.00	27.69
2022	2,987	47.64	142,294	-	1.00	(22.28)
2021	7,629	61.30	467,703	-	1.00	19.61
T. Rowe Price Equity Income Portfolio:
2025	41,347	34.44	1,423,900	1.65	1.00	13.25
2024	43,479	30.41	1,322,382	1.84	1.00	10.58
2023	43,545	27.50	1,197,615	2.09	1.00	8.44
2022	46,700	25.36	1,184,211	1.84	1.00	(4.30)
2021	53,598	26.50	1,420,148	1.56	1.00	24.35
T. Rowe Price Moderate Allocation Portfolio:
2025	4,841	28.74	139,138	2.27	1.00	13.37
2024	5,182	25.35	131,386	2.17	1.00	8.94
2023	6,931	23.27	161,263	2.28	1.00	14.24
2022	7,515	20.37	153,104	1.43	1.00	(19.13)
2021	10,387	25.19	261,626	0.98	1.00	9.00

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price International Stock Portfolio:
2025	138,749	$19.18	$2,660,576	1.86%	1.00%	17.24%
2024	158,055	16.36	2,585,093	0.91	1.00	2.25
2023	174,383	16.00	2,790,160	0.92	1.00	15.11
2022	216,641	13.90	3,011,775	0.76	1.00	(16.67)
2021	224,010	16.68	3,736,162	0.58	1.00	0.36

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. Segment Reporting

Each subaccount, as detailed in Note 1, represents a single operating segment. The Chief Operating Officer of the Company acts as the Chief Operating Decision Maker (CODM) and monitors the operating results of each subaccount. The change in net assets resulting from operations, which is used by the CODM to assess the subaccount’s performance, is consistent with that presented within the subaccount’s financial statements. Subaccount assets are reflected on the accompanying Statement of Assets and Liabilities and significant segment expenses are listed on the accompanying Statement of Operations.